Transactions With Related Parties (Details) - USD ($)	12 Months Ended			15 Months Ended	22 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Management fees	$ 20,805,000	$ 20,862,000	$ 17,613,000
General and administrative expenses	2,832,000	2,968,000	2,497,000
Balance due from related party current	20,086,000	4,864,000		$ 20,086,000
Balance due from related party non-current	2,565,000	0		2,565,000
Navios Holdings and Navios Acquisition and its subsidiaries
Related Party Transaction [Line Items]
Balance due from related party current and non-current	22,651,000	4,864,000		22,651,000
Management Agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Daily fee					$ 9,500
Administrative Services Agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses	$ 1,500,000	$ 1,500,000	$ 1,014,000
Amended Commercial Technical Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily fee				$ 9,500
General partner option agreement
Related Party Transaction [Line Items]
Portion of General Partner interest subject to purchase option	25.00%